Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting
Schedule of business' revenue, its reconciliation to "profit (loss) before finance result and tax", assets and liabilities by reportable segment
	December 31, 2022
	Content & EdTech Platform	Digital Services Platform	Total
Net revenue from sales and services	1,155,345	108,935	1,264,280
Cost of goods sold and services	(375,167)	(97,968)	(473,135)
Operating income (expenses)
General and administrative expenses	(445,330)	(26,295)	(471,626)
Commercial expenses	(183,118)	(10,926)	(194,043)
Other operating income, net	2,260	(1,240)	1,020
Impairment losses on trade receivables	(45,769)	(135)	(45,904)
Share of loss equity-accounted investees	(4,512)	-	(4,512)
Profit (loss) before finance result and taxes	103,709	(27,629)	76,080
Assets	7,438,094	82,497	7,520,591
Current and non-current liabilities	2,852,390	38,521	2,890,911

	December 31, 2021
	Content & EdTech Platform	Digital Services	Total
Net revenue from sales and services	850,713	96,706	947,419
Cost of goods sold and services	(327,651)	(69,178)	(396,829)
Operating income (expenses)
General and administrative expenses	(413,746)	(16,533)	(430,279)
Commercial expenses	(147,664)	(16,775)	(164,439)
Other operating income	5,469	85	5,554
Impairment losses on trade receivables	(32,344)	(382)	(32,726)
Loss before finance result and taxes	(65,223)	(6,077)	(71,300)
Assets	7,207,084	126,323	7,333,407
Current and non-current liabilities	2,605,351	62,847	2,668,198

	December 31, 2020
	Content & EdTech Platform	Digital Services	Total
Net revenue from sales and services	908,406	89,222	997,628
Cost of goods sold and services	(301,882)	(76,121)	(378,003)
Operating income (expenses)
General and administrative expenses	(387,023)	(19,329)	(406,352)
Commercial expenses	(152,659)	(12,510)	(165,169)
Other operating income	4,283	-	4,283
Impairment losses on trade receivables	(25,015)	-	(25,015)
Profit (Loss) before finance result and taxes	46,110	(18,738)	27,372
Assets	6,848,198	130,072	6,978,270
Current and non-current liabilities	2,141,107	51,847	2,192,953